Debt, Senior Notes, Total Debt Maturities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument, Receivables Financing Agreement [Abstract]
Premium paid on senior notes		$ 0.0	$ 0.0	$ 29.7
Total Debt Maturities [Abstract]
Debt maturities, 2020		7.6
Debt maturities, 2021		7.7
Debt maturities, 2022		7.8
Debt maturities, 2023		7.9
Debt maturities, 2024		1,575.0
Debt maturities, thereafter		$ 13.5
Senior Notes [Member]
Debt Instrument, Receivables Financing Agreement [Abstract]
Aggregate principal amount	$ 604.6				$ 575.0
Percentage of principal amount redeemed	105.156%
Accrued and unpaid interest	$ 10.2
Write-off of unamortized debt issuance costs	15.8
Premium paid on senior notes	$ 29.7